Intangible assets (Tables)	12 Months Ended
Dec. 31, 2023
Intangible assets
Schedule of intangible assets
	Innovet	Prismic	Lucid	Total
Cost	$	$	$	$
As at December 31, 2021	500,000	19,201,493	6,314,571	26,016,064
Additions	250,000	—	—	250,000
As at December 31, 2022	750,000	19,201,493	6,314,571	26,266,064
Impairment	(750,000)	(19,201,493)	—	(19,951,493)
As at December 31, 2023	—	—	6,314,571	6,314,571

Accumulated amortization
As at December 31, 2021	79,409	9,617,361	117,555	9,814,325
Amortization	150,524	3,840,261	420,665	4,411,450
As at December 31, 2022	229,933	13,457,622	538,220	14,225,775
Amortization	39,971	1,904,348	420,664	2,364,983
Impairment	(269,904)	(15,361,970)	—	(15,631,874)
As at December 31, 2023	—	—	958,884	958,884

Net book value
As at December 31, 2022	520,067	5,743,871	5,776,351	12,040,289
As at December 31, 2023	—	—	5,355,687	5,355,687